Note 13 - Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Compensation related	$ 1,429	$ 1,330
Professional services	52	6
Income tax and other taxes payable	16	32
Others	91	116
Total	$ 1,588	$ 1,484